UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

FORM N-Q

March 31, 2012

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

Consolidated Schedule of Investments (unaudited)	March 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 96.2%
BH Macro Ltd. USD Shares			222,452	$4,348,937	*
Calamos Investment Trust - Calamos Convertible Fund, Class I Shares			159,088	2,702,909
EMM Umbrella Funds - The Emerging Markets Middle East Fund, Class A Shares			150,731	1,897,703	(a)
iShares Trust:
iShares Dow Jones U.S. Technology Sector Index Fund			71,050	5,526,269
iShares FTSE NAREIT Mortgage Plus Capped Index Fund			170,000	2,298,400
iShares, Inc.:
iShares MSCI Canada Index Fund			83,800	2,374,892
iShares MSCI Japan Index Fund			479,629	4,882,623
iShares MSCI Mexico Investable Market Index Fund			39,000	2,438,280
John Hancock Funds II:
John Hancock Currency Strategies Fund, Class R6 Shares			489,261	4,667,546	*
John Hancock Floating Rate Income Fund, Class R6 Shares			240,232	2,246,171
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			849,195	9,426,067	(b)
Legg Mason Partners Equity Trust:
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			56,520	7,626,771	*(b)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			494,498	7,541,088	(b)
Legg Mason Partners Institutional Trust - Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares			2,386,958	2,386,958	(b)
Market Vectors ETF Trust:
Gold Miners ETF			39,700	1,967,929
Junior Gold Miners ETF			83,100	2,040,105
Morgan Stanley China A Share Fund, Inc.			134,500	2,634,855	*
Natixis Funds Trust II ASG Managed Futures Strategy Fund, Class Y Shares			418,445	4,159,340
PowerShares DB Multi-Sector Commodity Trust - PowerShares DB Agriculture Fund			70,000	1,967,000	*
SPDR Gold Trust - SPDR Gold Shares			16,580	2,688,281	*
SPDR S&P Regional Banking ETF			82,600	2,351,622
The Africa Emerging Markets Fund, Class A Shares			73,913	1,646,782	*
The China Fund, Inc.			133,755	3,116,492
The Royce Fund - Royce Special Equity Fund, Institutional Class Shares			239,459	5,213,030	(b)
The Select Sector SPDR Trust - The Financial Select Sector SPDR Fund			237,200	3,743,016
Third Point Offshore Investors Ltd.			38,747	410,137	*
Vanguard Specialized Funds - Vanguard Dividend Appreciation Index Fund, ETF Shares			172,300	10,088,165
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares			758,162	9,090,357	(b)
Western Asset High Yield Portfolio, Class IS Shares			407,766	3,539,411	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $107,874,578)				115,021,136

COMMON STOCKS - 3.2%
FINANCIALS - 3.2%
Real Estate Investment Trusts (REITs) - 3.2%
Chimera Investment Corp.			390,200	1,104,266
Invesco Mortgage Capital Inc.			83,100	1,466,715
MFA Mortgage Investments Inc.			160,760	1,200,877

TOTAL COMMON STOCKS (Cost - $4,389,952)				3,771,858

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,264,530)				118,792,994

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
State Street Bank & Trust Co. repurchase agreement dated 3/30/12; Proceeds at maturity - $828,001; (Fully collateralized by U.S. Treasury Notes, 1.500% due 6/30/16; Market Value - $845,625) (Cost - $828,000)	0.010%	4/2/12	$828,000	828,000

TOTAL INVESTMENTS - 100.1% (Cost - $113,092,530#)				119,620,994
Liabilities in Excess of Other Assets - (0.1)%				(100,512)

TOTAL NET ASSETS - 100.0%				$119,520,482

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investments in Underlying Funds	$113,123,433	$1,897,703	—	$115,021,136
Common stocks	3,771,858	—	—	3,771,858

Total long-term investments	116,895,291	1,897,703	—	118,792,994

Short-term investments†	—	828,000	—	828,000

Total investments	$116,895,291	$2,725,703	—	$119,620,994

Other financial instruments:
Forward foreign currency contracts	—	41,183	—	41,183

Total	$116,895,291	$2,766,886	—	$119,662,177

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$1,791	—	$1,791

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Fund of funds risk. Your cost of investing in the Fund, as fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investments from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(f) Foreign investment risks. The Fund’s and an underlying fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund or an underlying fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,791. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,313,467
Gross unrealized depreciation	(3,785,003)

Net unrealized appreciation	$6,528,464

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At March 31, 2012, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell:
Australian Dollar	Bank of America N.A.	1,903,000	$1,954,319	6/20/12	$26,502
Brazilian Real	Morgan Stanley Capital Services Inc.	3,624,000	1,959,713	6/4/12	14,681
Euro	Bank of America N.A.	1,500,000	2,001,371	6/20/12	(1,004)
Japanese Yen	Bank of America N.A.	165,560,000	2,001,650	6/20/12	(787)

Net unrealized gain on open forward foreign currency contracts					$39,392

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2012.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Risk	$41,183	$(1,791)	$39,392

During the period ended March 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$1,979,263

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the consolidated financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012